Related-Party Transactions (Narrative) (Detail) - USD ($) shares in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Facility Limit	[1]	$ 6,000,000,000
Revenues	[2]	3,858,000,000	$ 3,466,000,000
Derivative Asset		173,000,000			$ 294,000,000
Derivative Liabilities		369,000,000			279,000,000
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Due From Related Parties Current		59,000,000			101,000,000	[3]
Facility Limit	[4]	6,000,000,000
Revenues	[5]	1,965,000,000	$ 1,748,000,000
Derivative Asset		66,000,000			93,000,000
Derivative Liabilities		190,000,000			103,000,000
Short term demand note		24,000,000			224,000,000	[3]
Outstanding borrowings, net of repayments, under money pool for non-regulated subsidiaries		$ 0			0
Issuance of common stock (in shares)		0	0
Virginia Electric and Power Company | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Long Term Debt		$ 661,000,000			632,000,000
Amounts due to Dominion, noncurrent		661,000,000			632,000,000
Virginia Electric and Power Company | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Due From Affiliate Noncurrent		265,000,000			254,000,000
Amounts due from Dominion, noncurrent		265,000,000			254,000,000
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Derivative Asset		6,000,000			26,000,000
Derivative Liabilities		6,000,000			10,000,000
Virginia Electric and Power Company | Principal Owner
Related Party Transaction [Line Items]
Short term demand note		24,000,000			224,000,000
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Due From Affiliate Noncurrent		395,000,000
Due From Related Parties Current		315,000,000			319,000,000	[6]
Facility Limit	[7]	1,500,000,000
Revenues	[8]	566,000,000	$ 389,000,000
Derivative Asset		13,000,000			31,000,000
Derivative Liabilities		42,000,000			19,000,000
Amounts due from Dominion, noncurrent		395,000,000
Short term demand note		2,952,000,000			3,097,000,000	[6]
Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Interest charges		1,000,000
Short term demand note		47,000,000			218,000,000
Dominion Energy Gas Holdings, LLC | Pension Benefits | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Due From Affiliate Noncurrent		322,000,000			319,000,000
Amounts due from Dominion, noncurrent		322,000,000			319,000,000
Dominion Energy Gas Holdings, LLC | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Due From Affiliate Noncurrent		14,000,000			13,000,000
Amounts due from Dominion, noncurrent		14,000,000			13,000,000
Intersegment Eliminations [Member]
Related Party Transaction [Line Items]
Revenues		134,000,000	46,000,000
Commercial Paper | Dominion Energy Midstream Partners, LP
Related Party Transaction [Line Items]
Facility Limit		$ 400,000,000
Debt Instrument Interest Rate Stated Percentage		3.50%
Long Term Debt		$ 395,000,000
Interest On Debt		2,000,000
Amounts due to Dominion, noncurrent		395,000,000
Commercial Paper | Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Interest income		49,000,000	19,000,000
East Ohio | Dominion Energy Gas Holdings, LLC | Revolving Credit Facility
Related Party Transaction [Line Items]
Due From Affiliate Noncurrent		601,000,000
Amounts due from Dominion, noncurrent		601,000,000
DGP | Dominion Energy Gas Holdings, LLC | Revolving Credit Facility
Related Party Transaction [Line Items]
Due From Affiliate Noncurrent					704,000,000
Amounts due from Dominion, noncurrent					704,000,000
DCPI | IRCA
Related Party Transaction [Line Items]
Short term demand note		2,900,000,000			2,900,000,000
DCPI | Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Interest charges		29,000,000	22,000,000
DMLPHCII | Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Interest charges			$ 1,000,000	$ 1,000,000
Short term demand note		22,000,000			22,000,000
Unbilled Revenues | Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Due From Related Parties Current		13,000,000			7,000,000
Discontinued Operations | Dominion Energy Gas Holdings, LLC | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Due From Affiliate Noncurrent		447,000,000			442,000,000
Amounts due from Dominion, noncurrent		447,000,000			442,000,000
Discontinued Operations | Dominion Energy Gas Holdings, LLC | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Due From Affiliate Noncurrent		5,000,000			4,000,000
Amounts due from Dominion, noncurrent		$ 5,000,000			$ 4,000,000

[1]	This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	See Note 10 for amounts attributable to related parties.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At March 31, 2019, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[5]	See Note 19 for amounts attributable to affiliates.
[6]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[7]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power, Questar Gas and DESC. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At March 31, 2019, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
[8]	See Note 19 for amounts attributable to related parties.